Provision for legal proceedings and judicial deposits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provision for legal proceedings and judicial deposits

18.Provision for legal proceedings and judicial deposits

Accounting policy

Provisions for legal proceedings are recognized as other expenses when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated.

The assessment of probability loss includes the available evidence, hierarchy of laws, jurisprudence, the most recent court decisions and relevance in the legal system, as well as the opinion of outside counsel. Provisions are reviewed and adjusted according to circumstances, such as limitation period, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

Provisions for legal proceedings resulting from business combinations are estimated at fair value at acquisition date.

The Company had provision for legal proceedings and judicial deposits recorded at December 31, 2020 and 2019 in respect of:

	Provision for legal proceedings		Judicial deposit
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Tax	635,406	589,180	462,197	476,706
Civil, environmental and regulatory	350,769	332,527	140,833	220,932
Labor	374,723	432,464	272,812	245,819
	1,360,898	1,354,171	875,842	943,457

Changes in provision for legal proceedings:

	Tax	Civil, environmental and regulatory	Labor	Total
At January 1, 2019	534,131	362,725	466,312	1,363,168
Provisions	34,962	39,323	83,500	157,785
Settlement / Write-offs	(28,261)	(117,449)	(149,031)	(294,741)
Interest(i)	48,348	47,928	31,683	127,959
At December 31, 2019	589,180	332,527	432,464	1,354,171
Provisions	25,443	46,989	68,049	140,481
Settlement / Write-offs	(11,947)	(76,772)	(134,071)	(222,790)
Exchange rate	-	-	109	109
Interest(i)	32,730	48,025	8,172	88,927
At December 31, 2020	635,406	350,769	374,723	1,360,898

(i)      Includes write-off of interest due to reversals.

The Company’s legal proceedings are secured by assets, cash deposit, bank guarantee or insurance guarantee.

The Company has indemnity actions in addition to those mentioned, which, since they are considered probable, were not recorded because they represent contingent assets.

a)      Probable losses

Tax

The principal tax proceedings for which the risk of loss is probable are described below:

	December 31, 2020	December 31, 2019
Compensation with FINSOCIAL(i)	296,445	293,291
INSS - Social security(ii)	97,928	95,979
State VAT - ICMS credit(iii)	93,743	97,534
IPI - Excise tax credit - NT(iv)	53,697	53,693
Federal income taxes	9,508	1,707
PIS and COFINS	2,304	2,889
Other	81,781	44,087
	635,406	589,180

(i)

The Brazilian federal tax authorities denied applications filed by CLE to set off credits derived from undue payments of FINSOCIAL, a social tax levy, against other federal tax debts. Based on a favorable judicial decision, Mobil acquired the right to set off credits of FINSOCIAL against certain COFINS liabilities. However, a subsequent favorable judicial decision granted CLE immunity against the enforcement of such COFINS-related debts. Therefore, previous set-off applications were canceled, because COFINS liabilities ceased to exist, and CLE sought to use the relevant tax credits to set off other federal tax debts. However, the Brazilian federal tax authorities refused to ratify the set-offs, claiming that the COFINS immunity applied only to the fiscal year during which the lawsuit was filed (i.e., in 1992). No judicial deposits were made for these proceedings. The provision for these proceedings was R$296,400 as of December 31, 2020 and R$293,291 as of December 31, 2019. No judicial deposits were made.

(ii)

The amount provisioned for INSS, among other cases, is represented, essentially, by amounts related to social security contributions levied on billing, pursuant to Article 22-A of the Law No. 8,212/91, whose constitutionality is being challenged in court. Judicial deposits are made monthly.

(iii)

The provisioned amounts relating to tax assessments issued against us by the tax authorities related to several types of ICMS credits, including: (a) an assessment notice related to ICMS payments for raw material purchases which are considered for “use and consumption” and therefore, according to the tax authorities, are not eligible for compensation; (b) an assessment, as sole obligor, for allegedly disregarding withholding obligations of ICMS taxes in relation to a tolling agreement, arising from an agricultural partnership between the Company’s sugarcane plants and Central Paulista Ltda. Açúcar e Álcool; (c) an assessment notice related to ICMS payments related to the exportation of crystallized sugar not considered under tributary immunity; (d) assessment notice related to the ICMS under tributary substitution regime; and (e) ICMS assessment notice related to interstate operations taxed as internal transactions and, therefore, subject to a higher rate. No judicial deposits have been made in connection with these proceedings. These provisions amounted to R$93,407 as of December 31, 2020 and R$97,534 as of December 31, 2019.

(iv)

IPI Selectivity proceedings, from November 1992 to December 1995, judged by the STF, using the General Repercussion method (RE No. 592,145, item 080), in the amount of R$39,407, with unfavorable scenario for the Company.

Civil, regulatory, environmental and other claims

The Company and its subsidiaries and jointly-controlled entities are parties to a several numbers of civil legal claims related to (1) indemnity for material and moral damages; (2) termination or litigation of in relation to different kinds of agreements (3) public civil claims related to sugarcane stubble burning; (4) environmental matters; and (5) compliance with certain conduct adjustment agreement and other matters. Provisions for civil, regulatory and environmental claims as of December 31, 2020 amounted to R$350,769 and R$332,527 as of December 31, 2019. As of December 31, 2020, R$140,833 in judicial deposits were made for civil and environmental claims, and this figure was R$220,932 as of December 31, 2019. Cosan S.A., its subsidiaries and jointly-controlled entities are also parties to a number of regulatory legal proceedings related to (1) collection of fines by the ANTT; (2) discussions on the tariff ceiling imposed by the ANTT; and (3) certain other matters.

Labor claims

The Company and its subsidiaries and jointly-controlled entities are also parties to a number of labor claims filed by former employees and service providers challenging, among other matters, the payment of overtime, night shift premiums and risk premiums, the recognition of employment relationships and the reimbursement of discounts from payroll, such as social contribution and trade union charges. Additionally, we are involved in several labor administrative and judicial proceedings such as labor investigations and class actions filed by the labor prosecutor’s office regarding alleged noncompliance with certain labor regulations, including work and safety rules, labor conditions and work environment, and social assistance plans. Moreover, we entered into certain consent orders (Termos de Ajustamento de Conduta) with Brazilian authorities and in the event we fail to comply with such consent orders, we could be subject to fines. Provisions for labor claims as of December 31, 2020 and 2019, amounted to R$374,723 and R$432.464, respectively, while judicial deposits for labor claims amounted to R$272,812 and R$245,819 as of December 31, 2020 and 2019, respectively.

b)     Possible losses

The principal proceedings for which we deem the risk of loss as possible are described below:

	December 31, 2020	December 31, 2019
Tax	13,416,966	11,382,113
Civil, environmental and regulatory	5,476,470	5,032,906
Labor	942,352	968,426
	19,835,788	17,383,445

Tax

	December 31, 2020	December 31, 2019
Federal income taxes(i)	4,344,963	3,619,834
ICMS - State VAT(ii)	3,042,710	2,869,089
PIS and COFINS - Revenue taxes(iii)	2,182,933	1,529,885
IRRF - Withholding tax(iv)	1,227,555	1,030,981
Penalties related to tax positions(v)	473,690	483,577
IPI - Excise tax credit - NT(vi)	455,121	451,781
MP 470 - Tax installments(vii)	357,500	304,961
INSS - Social security and other(viii)	226,807	226,857
Compensation with IPI - IN 67/98(ix)	183,585	181,655
Goodwill(x)	84,953	83,734
Stock option(xi)	63,986	70,072
Foreign financial operation(xii)	29,136	28,701
Financial transactions tax on loan	14,886	53,765
Other	729,141	447,221
	13,416,966	11,382,113

(i)

The Company and its subsidiaries have (a) assessment notices related to the disallowance of deductions from the amortization of goodwill expense; (b) The subsidiary Comgás was aware of the non-approval of tax debt offsetting carried out in 2015 and 2016, using credits arising from Corporate Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL.” After administrative discussion, some of the declarations have already been definitively ratified by the Brazil Internal Revenue Service (Receita Federal do Brasil); (c) 50% isolated fine tax assessment notices resulting from non-approval. compensation made through PER/DCOMP; and (d) questioning the limitations included in article 74, IX, of Law No. 9,430/96, by article 6 of Law No. 13,670/2018, which restricted the right of companies to proceed with the settlement of the monthly anticipations of IRPJ and CSLL calculated by estimate, through compensation.

(ii)

The legal claims related to the ICMS essentially involve: (a) The part related to the fine required in the infraction notices issued for alleged failure to pay ICMS and non-compliance with ancillary obligations, in an agricultural partnership and industrialization operation by order; (b) ICMS levied on exits of crystallized sugar destined for export, benefited by the Tax Immunity, which, in the view of farmers, such a product would be classified as semi-finished goods; (c) tax assessment notices related to the collection of the ICMS rate differential resulting from sales and / or purchases of goods that, after the operations, had their state registrations revoked; (d) ICMS requirement resulting from disallowance of diesel oil credits used in the agro-industrial production process; (e) ICMS requirement arising from alleged inventory differences; (f) ICMS requirement resulting from tax substitution and tax war and (g) payment of FEEF - State Tax Balance Fund (deposit of 10% of the ICMS amount exempted by the use of tax benefits) on the industrialization and commercialization operations of lubricating oil, considering that the constitutional immunity provided for in art. 155, § 2, X, “b” of CF / 88 cannot be considered as a tax benefit under the terms of Law No. 7,248 / 2016, regulated by State Decree No. 45,810/2016. Judicial deposits made monthly; (h) requirement of complementary ICMS, as a tax substitute, referring to the amounts received as (i) territorial concession, (ii) provision of administration services and optimization of delivery logistics to the customer and (iii) reimbursement of expenses with logistics procedures.

(iii)

The possible legal claims related to PIS and COFINS are substantially related to the disallowance of PIS and COFINS credits by the non-cumulative system, provided for in Laws No. 10,637/2002 and 10,833/2003.

(iv)

The subsidiary CLE had an assessment notice drawn up for the collection of income tax withheld at source, as a tax officer, due to an alleged capital gain resulting from the acquisition of assets from companies located abroad.

(v)

The Company was assessed due to the disregard of the tax benefits of REPORTO (PIS and COFINS suspension), on the grounds that the locomotives and freight cars purchased in 2010 were used outside the limits area of the port. Therefore, the Company was assessed to pay PIS and COFINS, as well as an isolated fine corresponding to 50% of the value of acquired assets.

(vi)

Tax claims filed by the Brazilian federal government regarding the tax on industrialized products (Imposto sobre produtos industrializados), or “IPI,” mainly related to: (i) allegedly due as a result of the removal of certain types of sugar from 1995 to 1997 and from 1992 to 1997. Three of the lawsuits are pending judgment by the lower court, while two of the lawsuits are pending judgment of the appeal filed by the attorney general against the lower court decision rendered in favor of the Company. In addition, to these tax claims, the Company is also a party to other proceedings regarding the IPI imposed on sugar products of certain polarity levels (sugar products with a polarity level of at least 99.5º are exempt from IPI); and (ii) CLE has a requirement of IPI at restricting its constitutional immunity from oil lubricant derived.

(vii)

Brazilian federal tax authorities have partially rejected the Company’s application for payment of federal tax debts with carryforward losses, pursuant to the payment plan provided for by provisional measure No. 470/2009. The Brazilian federal tax authorities’ notice in this respect stated that Company’s carryforward losses are not sufficient to offset the relevant debts.

(viii)

The legal proceeding related to INSS payment involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of National Rural Apprenticeship Service (Serviço Nacional de Aprendizagem Rural), or “SENAR,” social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity and (c) requirement of social security contribution on stock purchase through stock option plans.

(ix)

The lawsuits related to the IPI essentially involve: (a) Tax requirement on sugar sales subject to zero rate, due to their polarization degree greater than 99.5º or without IPI, under the terms of the Normative Instruction 67/98 and (b) in the subsidiary CLE tax requirement, on the output of lubricating grease, of a product immune to the collection of IPI, as it is derived from oil.

(x)

Tax assessment issued by the Brazilian Tax Authority in 2011, 2013 and 2019 against Rumo S.A. concerning: (a) amortization expense disallowance based on future profitability, as well as financial expenses; (b) non-taxation of supposed capital gain on disposal of equity interest in a Company of the same group and (c) supposed capital gain on disposal of equity interest in a Company of the same group in 2019. Contingency adjusted due to the partial success of administrative proceeding.

(xi)

Tax assessments issued against the Rumo S.A. for the collection of social security contributions (20% on the amount paid) of amounts related to the stock option plan granted to employees, managers and third parties. The main reason for the assessment is the alleged remunerative nature.

(xii)

Tax assessment notices issued to require additional income tax, social contribution, PIS and COFINS, for the calendar years 2005 to 2008 as a result of the following alleged violations: (a) improper deduction from taxable income and CSLL calculation basis of financial costs arising from loans with foreign financial institutions, (b) improper exclusion from taxable income and CSLL calculation basis of financial income from securities issued by the Government of Austria and the Government of Spain, (c) no inclusion, in the income tax and CSLL calculation basis, of gains earned in swap operations, and the absence of taxation of financial income resulting from these contracts by PIS and COFINS, (d) improper exclusion from taxable income and the CSLL calculation basis, using PIS and COFINS credits, and (e) improper exclusion from taxable income and CSLL calculation using deferred CSLL. A reduction in tax assessment resulted from a favorable by Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais), or “CARF,” judgment that involved the cancellation of most tax requirements.

The Company has not identified effects of IFRIC 23 - Uncertainty over Income Tax Treatments that could affect the Company’s accounting policies and these consolidated financial statements.

Tax contingencies refer to tax assessments mainly at the Federal level assessed as possible losses by lawyers and management and, therefore, without a provision being recorded.

Civil, environment and regulatory

The Company and its subsidiaries are parties to a several numbers of civil legal claims related to (1) indemnity for loss and moral damages; (2) termination or litigation of in relation to different kinds of agreements; (3) environmental matters; and (4) compliance with certain conduct adjustment agreement and other matters

Labor

One of Rumo’s subsidiaries, Rumo Malha Paulista is currently a party to a public civil action before the labor courts. This proceeding originated in an inspection of the company MS Teixeira, which was hired by Prumo Engenharia Ltda. (“Prumo Engenharia”), Rumo’s subcontractor. The inspecting authority alleged that workers for MS Teixeira were working in conditions that were degrading and analogous to indentured servitude. Prumo Engenharia fully assumed the responsibility for the condition of the employees, including labor and contractual liabilities and all losses resulting from the alleged unlawful working conditions put in place by its subcontractors, and the dismissal agreements of such employees were approved by the Brazilian Ministry of Labor without any participation by Rumo. In addition, a criminal investigation against Rumo was filed, which was later dismissed with the acquittal of Malha Paulista. Notwithstanding the foregoing, the Labor Prosecutor’s Office filed a public civil action solely against Rumo. Rumo was ordered (in both the first instance and on initial appeal) to comply with several obligations relating to workplace conditions, and pay collective moral damages, as well as fines of R$15,000. However, any potential future loss on this lawsuit cannot result in the inclusion of Rumo Malha Paulista on the list maintained by the Brazilian Ministry of Labor of employers who engage in labor irregularities. Rumo appealed to the Regional Appeal Court, but the appeal was dismissed. Rumo appealed again to the Superior Labor Court and this appeal is currently pending.

c)      Contingent assets

(i)	On March 15, 2017, in case that sets a judicial precedent, the STF granted Extraordinary Appeal No. 574,706 against a decision that required the inclusion of the tax on the circulation of goods and transportation and communication services, a state sales tax (Imposto sobre Circulação de Mercadorias e Serviços), or “ICMS,” in the calculation of the tax base of employees’ profit participation program (Programa de Integração Social), or “PIS,” and social contribution for social security financing (Contribuição para o Financiamento da Seguridade Social), or “COFINS.”

There is still an approximate amount of R$932,000 of Comgás, related to exclusion of ICMS from PIS and COFINS tax bases, arising prior to the STF ruling and not considered res judicata, which remains considered as a contingent asset.
(ii)	On December 6, 2019, ARSESP published Resolution No. 933, which approved the amount of R$683,358 plus monetary adjustment since April 2018, as a result of the Third Ordinary Tariff Review, to be applied to the value of the assets returned by Comgás, upon termination of the concession, or to any amounts payable by Comgás if the concession is renewed, or to any amounts payable in connection with any renewal of the concession agreement, as it comes to be defined by ARSESP, according to Resolution No. 995 of May 27, 2020. With the publication of the aforementioned resolution, there are no more ongoing discussions regarding tariffs related to previous periods with ARSESP. The amount indicated in Resolution No. 933 was not recognized in our financial statements because it does not comply with accounting standards.
(iii)	The Company has an indemnity proceeding due to the economic and financial imbalance of the Concession Agreement, with respect to tariff reviews. The right to recovery is the result of the wrong criteria followed for the tariff review. The updated case amount is R$658,096 as an economic-financial rebalancing of Comgás.